MetLife, Inc. 1095 Avenue of the Americas New York, NY 10036 212 578-2211

Miriam B. Fine
Assistant General Counsel
Law Department
Tel 212 578-0423 Fax 212 251-1653

February 26, 2015

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549

Dear Sir or Madam:

On behalf of MetLife, Inc. (the “Company”), transmitted herewith is the Company’s Annual Report on Form 10-K for the year ended December 31, 2014 (the “Form 10-K”).

The financial statements contained in the Form 10-K do not reflect any change from the preceding year in any accounting principles or practices or in the method of applying any such principles or practices.

Sincerely,

/s/ Miriam B. Fine

Miriam B. Fine

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